RELATED PARTIES - Key Management Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
RELATED PARTIES
Salaries and other short-term employee benefits	$ 666	$ 734	$ 677
Post-employment benefits	37	36	35
Share-based payments	468	510	557
Other long-term benefits	$ 26	$ 26	$ 7